Note 9 - Intangible assets (Detail) - Components of Intangible Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Gross carrying amount	$ 281,152	$ 273,198
Accumulated amortization	103,203	84,289
Net	177,949	188,909
Trademarks and Trade Names [Member]
Gross carrying amount	20,995	20,702
Net	20,995	20,702
Customer Lists and Relationships [Member]
Gross carrying amount	159,242	152,824
Accumulated amortization	60,375	48,683
Net	98,867	104,141
Franchise Rights [Member]
Gross carrying amount	38,255	37,246
Accumulated amortization	14,148	12,648
Net	24,107	24,598
Trademarks and Trade Names [Member]
Gross carrying amount	40,335	40,176
Accumulated amortization	11,193	9,179
Net	29,142	30,997
Management Contracts and Other [Member]
Gross carrying amount	19,936	20,010
Accumulated amortization	15,111	11,548
Net	4,825	8,462
Brokerage Backlog [Member]
Gross carrying amount	2,389	2,240
Accumulated amortization	2,376	2,231
Net	$ 13	$ 9